Intangible Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Amortization - intangible assets	$ 106	$ 97
Amortization expense, next twelve months	81
Amortization expense, year two	81
Amortization expense, year three	81
Amortization expense, year four	81
Amortization expense, year five	81
Land, transmission and water rights
Finite-Lived and Indefinite-lived Intangible Assets [Line Items]
Cost not subject to amortization	$ 131	$ 150